Oil and Gas Properties (Narratives) (Details) $ in Billions	12 Months Ended
	Dec. 31, 2015 USD ($) $ / Mcfe	Dec. 31, 2016 $ / Mcfe	Dec. 31, 2014 $ / Mcfe
Oil And Gas Property [Abstract]
DD&A per Mcfe | $ / Mcfe	1.38	0.44	1.18
Ceiling test limitation | $	$ 3.1